Long-term Debt - Additional Information (Details) $ in Thousands, $ in Millions									12 Months Ended
	Dec. 18, 2020 CAD ($)	Dec. 27, 2019 USD ($)	Dec. 27, 2019 CAD ($)	Dec. 20, 2019 CAD ($)	Jun. 27, 2019 USD ($)	Feb. 11, 2019 CAD ($)	Feb. 01, 2019 USD ($)	Feb. 01, 2019 CAD ($) Tranche	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Nov. 21, 2020 USD ($)	Nov. 21, 2020 CAD ($)	Nov. 22, 2019 USD ($)	Nov. 22, 2019 CAD ($)	Jun. 27, 2019 CAD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings									$ 872,544	$ 1,343,307								$ 1,161,430
Deferred financing fees					$ 700			$ 0.1
Unsecured term loan									321,852	469,008							$ 365,639
Repayment of long-term debt									$ 191,221	103,247
Revolving credit facility extended term					1 year
Revolving credit facility extended year					2023-06
Renewed term of credit facility									1 year
Rolling stock carrying value									$ 140,700	$ 138,600							$ 131,200
Unsecured Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings			$ 575.0					500.0								$ 575.0
Deferred financing fees		$ 100			$ 400
Repayments of current borrowings	$ 200.0
Repayment of long-term debt						$ 75.0
Extended maturity					1 year
Increase in indebtedness			610.0
Unsecured Term Loan | First Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate									1.90%	3.30%	1.90%
Unsecured Term Loan | Second Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate										3.50%
Unsecured Term Loan | June 2022 | Second Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings			$ 410.0
Unsecured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings								575.0			$ 1,200.0		$ 1,200.0		$ 1,200.0
Deferred financing fees							$ 200
Additional credit availability									$ 196,500
Term loan credit facility								$ 575.0
Number of tranches | Tranche								2
Unsecured Revolving Credit Facility | Bottom of Range | Libor Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points									1.20%		1.20%
Unsecured Revolving Credit Facility | Top of Range | Libor Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points									2.00%		2.00%
Unsecured Revolving Credit Facility | Canada, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability											$ 245.0
Debt instrument interest rate									2.90%	3.80%	2.90%
Unsecured Revolving Credit Facility | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability									$ 5,000
Debt instrument interest rate									1.60%	3.40%	1.60%
Unsecured Term Loan Due in June 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings																200.0
Unsecured Term Loan Due in June 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings																$ 375.0
New Unsecured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate									1.60%	3.40%	1.60%
New Unsecured Revolving Credit Facility | November 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings												$ 25,000		$ 25,000
Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Extended maturity				4 years
Debt instrument extend maturity date				2024-12					2024-12
Debt instrument effective rate									3.57%	3.77%
Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate										3.32%								3.32%
Increase in indebtedness				$ 75.0
Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate										4.22%								4.22%
Increase in indebtedness				$ 200.0
Unsecured Debenture | Canada, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings									$ 156,479	$ 153,141
Year of maturity									2024
Unsecured Debenture | Canada, Dollars | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate									3.32%		3.32%
Unsecured Debenture | Canada, Dollars | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate									4.22%		4.22%
Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate									3.85%		3.85%
Year of maturity									December 2026
Percentage of principal amount									100.00%		100.00%
Unsecured Senior Notes | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings									$ 150,000	$ 150,000
Debt instrument interest rate									3.85%		3.85%
Year of maturity									2026